Loans And Allowance For Credit Losses (Credit Quality Indicators Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	¥ 66,892		¥ 132,767
Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated			160,209
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	77,550,362	[1]	71,795,989	[1]
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	53,488,099	[1]	51,743,079	[1]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	11,755,777	[1]	11,439,637	[1]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,055,359	[1]	1,154,942	[1]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,654,379	[1]	10,443,605	[1]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,866,443	[1]	3,223,825	[1]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	8,294,458	[1]	8,460,361	[1]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,620,917	[1]	3,506,584	[1]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,313,871	[1]	1,283,976	[1]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	12,186,346	[1]	10,385,279	[1]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,740,549	[1]	1,844,870	[1]
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	23,960,950	[1]	19,944,276	[1]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	101,313	[1]	108,634	[1]
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	15,201,233	[1]	15,586,918	[1]
Loans, Accrual	15,067,823		15,461,203
Loans, Nonaccrual	133,410		125,715
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	671,605	[1]	757,873	[1]
Loans, Accrual	582,510		642,578
Loans, Nonaccrual	89,095		115,295
UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	5,187,354	[1],[2]	4,069,145	[1],[2]
UNBC [Member] | Credit Quality Based On The Number Of Delinquencies [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Accrual	2,260,777		1,784,444
Loans, Nonaccrual	31,342		24,022
UNBC [Member] | Credit Quality Based On Internal Credit Ratings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass	2,745,365	[3]	2,104,655	[3],[4]
Loans, Special Mention	69,437	[3]	81,238	[3],[4]
Loans, Classified	80,433	[3]	74,786	[3],[4]
UNBC [Member] | Credit Quality Based On Internal Credit Ratings [Member] | Restatement Adjustment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass			20,679
Loans, Criticized			6,763
Normal [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	70,471,370		65,421,648
Normal [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	48,099,471		46,609,922
Normal [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,062,399		10,139,970
Normal [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	797,513		901,366
Normal [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,570,082		9,366,628
Normal [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,417,737		2,713,378
Normal [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,297,267		7,434,212
Normal [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,239,735		3,065,589
Normal [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,183,208		1,137,182
Normal [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	11,951,463		10,185,274
Normal [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,580,067		1,666,323
Normal [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	22,340,927		18,779,012
Normal [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	30,972		32,714
Close Watch [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	6,058,958		5,478,733
Close Watch [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,476,760		4,324,321
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,481,403		1,100,059
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	220,465		213,648
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	898,619		972,220
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	362,719		425,694
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	747,938		788,769
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	367,189		433,192
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	98,722		113,561
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	192,291		152,041
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	107,414		125,137
Close Watch [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,530,191		1,099,549
Close Watch [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	52,007		54,863
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,020,034		895,608
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	911,868		808,836
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	211,975		199,608
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	37,381		39,928
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	185,678		104,757
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	85,987		84,753
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	249,253		237,380
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	13,993		7,803
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	31,941		33,233
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	42,592		47,964
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	53,068		53,410
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	89,832		65,715
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	¥ 18,334		¥ 21,057

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥132,767 million and ¥66,892 million as of March 31, 2012 and 2013, respectively. The amount of excluded loans as of March 31, 2012 has been restated from ¥160,209 million to ¥132,767 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements. See Note 2 for more information on FDIC covered loans.
[3]	The amount of loans previously reported for "Criticized" within the UNBC segment was further divided into "Special mention" and "Classified" as of March 31, 2013, and that of March 31, 2012 was reclassified into these two categories as well to enable comparisons between the relevant amounts as of March 31, 2012 and 2013, respectively.
[4]	The amounts of loans previously reported for "Pass" and "Criticized" as of March 31, 2012 have been restated to include ¥20,679 million and ¥6,763 million, respectively, of loans that were not previously reported.